Note 4 - Heritage and Cultural Assets	12 Months Ended
Dec. 31, 2012
Heritage And Cultural Assets [Text Block]
Note 4 - Heritage and Cultural Assets

As of December 31, 2012 and 2011, Nova Museum had heritage and cultural assets of $129,002 and $128,687, consisting principally of collectibles and antiques for exhibition. Depreciation is not required to be provided on heritage assets that have indefinite lives and no reduction in their value with the passage of time; however, the carrying amount of the heritage and cultural assets will be reviewed when there is evidence of impairment in accordance with ASC 360-10.